Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2019
Distribution Date	07/15/19
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$22,930,662.86	0.2741918	$13,522,049.44	0.1616890	$9,408,613.42
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$91,310,662.86	0.0901380	$81,902,049.44	0.0808502	$9,408,613.42

Weighted Avg. Coupon (WAC)	3.13%		3.14%
Weighted Avg. Remaining Maturity (WARM)	17.49		16.74
Pool Receivables Balance	$109,158,707.14		$99,446,077.15
Remaining Number of Receivables	21,965		21,008

Adjusted Pool Balance	$106,620,649.41		$97,212,035.99

III. COLLECTIONS

Principal:
Principal Collections	$9,519,793.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$146,671.60
Total Principal Collections	$9,666,464.61

Interest:
Interest Collections	$285,918.45
Late Fees & Other Charges	$26,637.40
Interest on Repurchase Principal	$-
Total Interest Collections	$312,555.85

Collection Account Interest	$16,598.14
Reserve Account Interest	$4,663.74
Servicer Advances	$-

Total Collections	$10,000,282.34

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2019
Distribution Date	07/15/19
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$10,000,282.34
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,000,282.34

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$90,965.59	$-	$90,965.59	90,965.59
Collection Account Interest					$16,598.14
Late Fees & Other Charges					$26,637.40
Total due to Servicer					$134,201.13

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$34,013.82		$34,013.82

Total Class A interest:		$34,013.82		$34,013.82	34,013.82

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$9,681,658.22

9. Regular Principal Distribution Amount:					9,408,613.42

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,408,613.42
Class A Notes Total:		$9,408,613.42		$9,408,613.42
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,408,613.42		$9,408,613.42

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					273,044.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,538,057.73
Beginning Period Amount	$2,538,057.73
Current Period Amortization	$304,016.57
Ending Period Required Amount	$2,234,041.16
Ending Period Amount	$2,234,041.16
Next Distribution Date Required Amount	$1,952,428.09

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2019
Distribution Date	07/15/19
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	14.36%	15.75%	15.75%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.19%	20,627	97.40%	$96,862,109.83
30 - 60 Days	1.36%	286	1.93%	$1,923,534.71
61 - 90 Days	0.35%	74	0.51%	$507,109.78
91-120 Days	0.10%	21	0.15%	$153,322.83
121 + Days	0.00%	0	0.00%	$-
Total		21,008		$99,446,077.15

Delinquent Receivables 30+ Days Past Due
Current Period	1.81%	381	2.60%	$2,583,967.32
1st Preceding Collection Period	1.78%	392	2.49%	$2,718,187.75
2nd Preceding Collection Period	1.47%	340	1.94%	$2,317,546.87
3rd Preceding Collection Period	1.47%	355	2.02%	$2,639,363.41
Four-Month Average	1.64%		2.26%

Repossession in Current Period		15		$101,791.09
Repossession Inventory		49		$79,887.16

Current Charge-Offs
Gross Principal of Charge-Offs				$192,836.98
Recoveries				$(146,671.60)
Net Loss				$46,165.38

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.51%

Average Pool Balance for Current Period				$104,302,392.15

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.53%
1st Preceding Collection Period				-0.06%
2nd Preceding Collection Period				-0.15%
3rd Preceding Collection Period				0.26%
Four-Month Average				0.15%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		26	2,362	$29,186,194.39
Recoveries		20	2,134	$(16,861,489.31)
Net Loss				$12,324,705.08
Cumulative Net Loss as a % of Initial Pool Balance				1.16%

Net Loss for Receivables that have experienced a Net Loss *		16	1,669	$12,420,454.39
Average Net Loss for Receivables that have experienced a Net Loss				$7,441.85

Principal Balance of Extensions				$419,508.19
Number of Extensions				48

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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